UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM ABS-15G ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934 Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy: [x] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period January 1, 2023 to December 31, 2023. TH TRS Corp.1 (Exact name of issuing entity as specified in its charter) Date of Report (Date of earliest event reported): February 1, 2024 Commission File Number of securitizer: 025-01562 Central Index Key Number of securitizer: 0001562478 Rebecca B. Sandberg (612) 453-4100 Name and telephone number, including area code, of the person to contact in connection with this filing. Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ] Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [x] 1 TH TRS Corp., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, including asset-backed securities that were registered or privately issued by its affiliate, Agate Bay Residential Mortgage Securities LLC. Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure No activity to report.

SIGNATURES Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized. TH TRS Corp. (Securitizer) Date: February 1, 2024 By: /s/ Mary Riskey Mary Riskey Chief Financial Officer and Treasurer